Intangible Assets - Schedule of Significant Assumptions Used to Calculate the Recoverable Amount (Details)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Discount rate (Post-tax)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use	5.80%	7.20%
Discount rate (Post-tax) | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use			6.50%
Discount rate (Post-tax) | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use			22.00%
Discount rate (Pre-tax) | Minimum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use			8.60%
Discount rate (Pre-tax) | Maximum
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Discount rate used in current estimate of value in use			27.50%